PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Equipment and Intangible Assets [Line Items]
Less: accumulated depreciation	$ (11,195,376)	$ (8,976,373)
Property and equipment, net	5,763,015	4,180,399
Intangible assets, net	8,601,010	11,178,129
Less: accumulated amortization	(101,651)	(82,779)
Property, equipment and intangible assets, net	14,364,025	15,358,528
Depreciation expenses	2,879,468	2,609,682	$ 2,823,534
Amortization expenses	15,248	14,608	$ 15,018
Trademark
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	116,899	111,995
Licenses
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	8,457,801	10,004,563
Trading Right
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	127,961	128,259
Others
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net		1,016,091
Electronic Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	12,616,774	9,381,922
Office Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	958,101	858,548
Leasehold improvement
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	1,593,608	1,194,817
Software
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	$ 1,789,908	$ 1,721,485